United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

This filing is on behalf of five of the six series of funds of SunAmerica Series, Inc.

AIG MULTI-ASSET ALLOCATION FUND@

Portfolio of Investments — January 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Commodity Strategy Investment Companies — 9.4%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	3,548,916	$26,510,402
Total Commodity Strategy Investment Companies (cost $29,745,663)		26,510,402
Domestic Equity Investment Companies — 53.3%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	473,716	9,128,512
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	1,696,374	31,145,420
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	883,090	29,088,989
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,200,796	20,521,595
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	458,448	14,940,832
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	501,260	16,280,928
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	1,550,052	29,187,473
Total Domestic Equity Investment Companies (cost $118,798,277)		150,293,749
Domestic Fixed Income Investment Companies — 18.0%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	3,505,772	12,129,972
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,799,286	6,207,538
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,868,934	25,763,030
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	809,480	6,589,164
Total Domestic Fixed Income Investment Companies (cost $51,799,656)		50,689,704
Foreign Equity Investment Companies — 10.0%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,765,538	17,620,064
SunAmerica Equity Funds, AIG Japan Fund, Class A	1,205,744	10,779,352
Total Foreign Equity Investment Companies (cost $25,434,827)		28,399,416
Global Strategies Investment Companies — 9.3%
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	1,003,625	13,127,419
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	819,394	13,175,862
Total Global Strategies Investment Companies (cost $26,448,825)		26,303,281
TOTAL INVESTMENTS (cost $252,227,248)	100.0%	282,196,552
Liabilities in excess of other assets	0.0	(132,086)
NET ASSETS	100.0%	$282,064,466

#	See Note 2
@

The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$282,196,552	$—	$—	$282,196,552

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

AIG ACTIVE ALLOCATION FUND@

Portfolio of Investments — January 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 1.1%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	230,846	$1,724,419
Total Commodity Strategy Investment Companies (cost $1,689,816)		1,724,419
Domestic Equity Investment Companies — 51.2%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	535,994	10,328,601
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	652,141	11,973,306
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	475,796	15,672,723
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	332,278	5,678,640
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	461,206	15,030,696
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	430,516	13,983,149
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	480,848	9,054,362
Total Domestic Equity Investment Companies (cost $64,799,032)		81,721,477
Domestic Fixed Income Investment Companies — 27.9%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,900,409	10,035,414
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	3,067,703	10,583,574
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	1,466,205	13,166,520
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	1,319,460	10,740,406
Total Domestic Fixed Income Investment Companies (cost $44,891,418)		44,525,914
Foreign Equity Investment Companies — 11.4%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,298,496	12,958,995
SunAmerica Equity Funds, AIG Japan Fund, Class A	579,229	5,178,307
Total Foreign Equity Investment Companies (cost $16,482,849)		18,137,302
Global Strategies Investment Companies — 8.5%
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	801,276	10,480,692
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	193,048	3,104,217
Total Global Strategies Investment Companies (cost $13,291,856)		13,584,909
TOTAL INVESTMENTS (cost $141,154,971)	100.1%	159,694,021
Liabilities in excess of other assets	(0.1)	(237,434)
NET ASSETS	100.0%	$159,456,587

#	See Note 2
@

The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$159,694,021	$—	$—	$159,694,021

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

AIG Focused Dividend Strategy Fund

Portfolio of Investments — January 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.5%
Beverages-Non-alcoholic — 3.2%
Coca-Cola Co.	10,304,754	$490,403,243
Chemicals-Diversified — 3.7%
LyondellBasell Industries NV, Class A	4,830,451	578,881,248
Computer Services — 3.1%
International Business Machines Corp.	2,983,832	488,453,298
Computers — 3.3%
HP, Inc.	21,862,408	509,831,355
Consumer Products-Misc. — 3.1%
Kimberly-Clark Corp.	4,154,898	486,123,066
Cosmetics & Toiletries — 2.9%
Procter & Gamble Co.	5,241,822	452,578,911
Data Processing/Management — 3.0%
Paychex, Inc.	6,862,416	468,359,892
Diversified Manufacturing Operations — 2.5%
General Electric Co.	24,087,770	389,499,241
Electronic Components-Semiconductors — 3.6%
Texas Instruments, Inc.	5,137,491	563,428,638
Food-Misc./Diversified — 9.6%
General Mills, Inc.	9,227,340	539,707,117
Kellogg Co.	7,182,329	489,188,428
Kraft Heinz Co.	5,799,259	454,603,913
		1,483,499,458
Medical-Biomedical/Gene — 3.2%
Gilead Sciences, Inc.	5,884,281	493,102,748
Medical-Drugs — 9.8%
AbbVie, Inc.	4,976,145	558,422,992
Merck & Co., Inc.	7,913,855	468,895,909
Pfizer, Inc.	13,247,751	490,696,697
		1,518,015,598
Medical-Wholesale Drug Distribution — 3.6%
Cardinal Health, Inc.	7,707,913	553,351,074
Networking Products — 3.7%
Cisco Systems, Inc.	13,671,645	567,920,133
Oil Companies-Integrated — 6.5%
Chevron Corp.	4,061,747	509,139,986
Exxon Mobil Corp.	5,802,496	506,557,901
		1,015,697,887
Retail-Apparel/Shoe — 10.6%
Gap, Inc.	16,865,223	560,600,013
L Brands, Inc.	10,083,836	505,099,345
Tapestry, Inc.	12,163,630	572,177,155
		1,637,876,513
Retail-Drug Store — 3.3%
CVS Health Corp.	6,433,050	506,216,704
Retail-Regional Department Stores — 4.0%
Macy’s, Inc.(1)	23,779,024	617,065,673
Retail-Restaurants — 3.6%
Darden Restaurants, Inc.	5,857,002	561,393,642
Telephone-Integrated — 6.7%
AT&T, Inc.	13,451,905	503,773,842
Verizon Communications, Inc.	9,756,116	527,513,192
		1,031,287,034
Tobacco — 6.5%
Altria Group, Inc.	7,458,420	524,625,263
Philip Morris International, Inc.	4,439,191	476,014,451
		1,000,639,714
Total Long-Term Investment Securities (cost $13,583,219,172)		15,413,625,070
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $45,455,253 collateralized by $47,225,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $46,367,961 (cost $45,455,000)	45,455,000	45,455,000
TOTAL INVESTMENTS (cost $13,628,674,172)	99.8%	15,459,080,070
Other assets less liabilities	0.2	36,067,937
NET ASSETS	100.0%	$15,495,148,007

(1)                                 See Note 2

The following is a summary of the inputs used to value the Fund’s net assets as of  January 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$15,413,625,070	$—	$—	$15,413,625,070
Repurchase Agreements	—	45,455,000	—	45,455,000
Total Investments at Value	$15,413,625,070	$45,455,000	$—	$15,459,080,070

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG STRATEGIC VALUE FUND

Portfolio of Investments — January 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.7%
Aerospace/Defense — 2.5%
General Dynamics Corp.	17,782	$3,956,139
Raytheon Co.	10,940	2,285,804
		6,241,943
Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	32,910	4,541,909
Airlines — 0.8%
American Airlines Group, Inc.	19,882	1,079,990
United Continental Holdings, Inc.†	12,813	868,978
		1,948,968
Auto/Truck Parts & Equipment-Original — 1.1%
Cooper-Standard Holding, Inc.†	8,190	1,020,392
Lear Corp.	9,389	1,813,392
		2,833,784
Banks-Commercial — 0.9%
Regions Financial Corp.	114,778	2,207,181
Banks-Fiduciary — 2.2%
Bank of New York Mellon Corp.	99,747	5,655,655
Banks-Super Regional — 1.9%
PNC Financial Services Group, Inc.	14,472	2,286,865
Wells Fargo & Co.	38,575	2,537,464
		4,824,329
Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	22,973	2,763,652
Beverages-Wine/Spirits — 0.6%
Brown-Forman Corp., Class B	23,184	1,606,651
Broadcast Services/Program — 0.6%
MSG Networks, Inc., Class A†	69,011	1,656,264
Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	37,877	1,482,127
Building Products-Wood — 0.9%
Masco Corp.	50,466	2,253,812
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	41,454	1,763,039
Chemicals-Diversified — 1.4%
Celanese Corp., Series A	13,328	1,441,556
LyondellBasell Industries NV, Class A	18,721	2,243,525
		3,685,081
Commercial Services-Finance — 1.3%
Moody’s Corp.	19,915	3,222,048
Computer Services — 0.7%
International Business Machines Corp.	11,531	1,887,625
Computers — 1.7%
Apple, Inc.	15,724	2,632,670
HP, Inc.	71,907	1,676,871
		4,309,541
Containers-Metal/Glass — 0.7%
Greif, Inc., Class A	31,554	1,865,472
Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	54,614	4,715,373
Diagnostic Equipment — 1.0%
Danaher Corp.	24,913	2,523,189
Diversified Banking Institutions — 5.3%
Bank of America Corp.	216,176	6,917,632
JPMorgan Chase & Co.	56,118	6,491,169
		13,408,801
Diversified Manufacturing Operations — 5.2%
Carlisle Cos., Inc.	11,580	1,322,552
Crane Co.	34,495	3,447,430
Eaton Corp. PLC	19,524	1,639,430
Ingersoll-Rand PLC	41,115	3,890,713
Parker-Hannifin Corp.	14,159	2,851,906
		13,152,031
Diversified Operations — 0.5%
Leucadia National Corp.	46,251	1,252,015
E-Commerce/Services — 0.9%
Cars.com, Inc.†	14,326	425,339
Liberty Ventures, Series A†	29,880	1,760,828
		2,186,167
Electric-Integrated — 3.1%
AES Corp.	142,752	1,650,213
Entergy Corp.	25,395	1,998,333
FirstEnergy Corp.	53,076	1,746,200
Xcel Energy, Inc.	53,541	2,443,611
		7,838,357
Electronic Components-Misc. — 1.3%
Corning, Inc.	57,606	1,798,459
Gentex Corp.	59,451	1,407,800
		3,206,259
Electronic Components-Semiconductors — 2.6%
Intel Corp.	138,614	6,672,878
Engineering/R&D Services — 0.6%
Jacobs Engineering Group, Inc.	23,331	1,620,571
Engines-Internal Combustion — 0.9%
Cummins, Inc.	12,495	2,349,060
Enterprise Software/Service — 3.9%
Black Knight, Inc.†	10,037	496,832
CA, Inc.	99,618	3,571,305
Oracle Corp.	111,729	5,764,099
		9,832,236
Finance-Consumer Loans — 0.6%
Enova International, Inc.†	86,155	1,542,175
Finance-Mortgage Loan/Banker — 0.5%
FNF Group	32,729	1,275,776
Finance-Other Services — 1.1%
CME Group, Inc.	18,115	2,780,290
Food-Misc./Diversified — 1.6%
Kellogg Co.	36,677	2,498,071
Mondelez International, Inc., Class A	34,143	1,515,949
		4,014,020
Gas-Distribution — 2.0%
National Fuel Gas Co.	92,844	5,176,053
Insurance Brokers — 0.7%
Brown & Brown, Inc.	36,286	1,904,289

Insurance-Life/Health — 1.0%
Aflac, Inc.	13,061	1,151,980
American Equity Investment Life Holding Co.	43,357	1,430,781
		2,582,761
Insurance-Multi-line — 1.2%
CNA Financial Corp.	54,380	2,945,221
Insurance-Property/Casualty — 0.4%
Progressive Corp.	20,430	1,105,263
Investment Management/Advisor Services — 3.2%
Franklin Resources, Inc.	92,030	3,902,992
T. Rowe Price Group, Inc.	36,878	4,116,691
		8,019,683
Linen Supply & Related Items — 0.8%
UniFirst Corp.	12,406	2,050,712
Machinery-Construction & Mining — 0.5%
Oshkosh Corp.	13,296	1,206,213
Medical Labs & Testing Services — 1.2%
Quest Diagnostics, Inc.	29,853	3,159,044
Medical-Drugs — 7.8%
Johnson & Johnson	80,460	11,118,767
Merck & Co., Inc.	21,351	1,265,047
Pfizer, Inc.	202,979	7,518,342
		19,902,156
Medical-HMO — 1.8%
Anthem, Inc.	13,020	3,227,007
WellCare Health Plans, Inc.†	5,908	1,242,925
		4,469,932
Multimedia — 0.6%
Twenty-First Century Fox, Inc., Class A	40,159	1,481,867
Networking Products — 2.2%
Cisco Systems, Inc.	136,025	5,650,478
Oil & Gas Drilling — 1.8%
Diamond Offshore Drilling, Inc.†	71,699	1,267,638
Ensco PLC, Class A	362,364	2,137,948
Noble Corp. PLC†	256,343	1,202,249
		4,607,835
Oil Companies-Integrated — 3.4%
Chevron Corp.	25,147	3,152,176
Exxon Mobil Corp.	61,845	5,399,069
		8,551,245
Oil Refining & Marketing — 1.2%
Valero Energy Corp.	31,064	2,981,212
Oil-Field Services — 0.4%
McDermott International, Inc.†	131,598	1,155,430
Pipelines — 0.4%
Kinder Morgan, Inc.	51,956	934,169
Publishing-Newspapers — 1.0%
News Corp., Class A	142,051	2,430,493
Real Estate Management/Services — 1.3%
RE/MAX Holdings, Inc., Class A	34,178	1,686,684
Realogy Holdings Corp.	57,565	1,583,613
		3,270,297
Retail-Catalog Shopping — 0.9%
Liberty Interactive Corp. QVC Group, Class A†	78,325	2,200,149
Retail-Discount — 1.9%
Walmart, Inc.	45,489	4,849,127
Retail-Drug Store — 1.6%
CVS Health Corp.	26,988	2,123,686
Walgreens Boots Alliance, Inc.	26,203	1,972,038
		4,095,724
Schools — 0.5%
Adtalem Global Education, Inc.†	29,021	1,334,966
Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	30,035	2,049,889
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	35,137	1,884,397
Steel-Producers — 1.5%
Nucor Corp.	21,713	1,453,902
Steel Dynamics, Inc.	50,449	2,290,385
		3,744,287
Telephone-Integrated — 2.9%
AT&T, Inc.	85,729	3,210,551
Verizon Communications, Inc.	79,136	4,278,884
		7,489,435
Television — 0.2%
TEGNA, Inc.	42,966	621,718
Tobacco — 1.7%
Philip Morris International, Inc.	39,850	4,273,115
Tools-Hand Held — 0.6%
Stanley Black & Decker, Inc.	8,798	1,462,492
Transport-Rail — 1.0%
CSX Corp.	18,141	1,029,865
Union Pacific Corp.	12,083	1,613,080
		2,642,945
Total Long-Term Investment Securities (cost $204,557,706)		253,350,876

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 2/01/2018 in the amount $974,005 collateralized by $1,015,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $996,580 (cost $ 974,000)	$974,000	974,000
TOTAL INVESTMENTS (cost $205,531,706)	100.1%	254,324,876
Liabilities in excess of other assets	(0.1)	(225,776)
NET ASSETS	100.0%	$254,099,100

†          Non-income producing security

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$253,350,876	$—	$—	$253,350,876
Repurchase Agreements	—	974,000	—	974,000
	$253,350,876	$974,000	$—	$254,324,876

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

AIG Select Dividend Growth Fund

Portfolio of Investments — January 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.2%
Aerospace/Defense — 5.4%
Boeing Co.	4,212	$1,492,607
Lockheed Martin Corp.	3,306	1,173,134
		2,665,741
Aerospace/Defense-Equipment — 2.4%
United Technologies Corp.	8,465	1,168,255
Apparel Manufacturers — 2.7%
VF Corp.	16,189	1,313,575
Auto-Cars/Light Trucks — 2.1%
Ford Motor Co.	92,542	1,015,186
Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	8,794	1,057,918
Casino Hotels — 2.6%
Las Vegas Sands Corp.	16,718	1,295,979
Chemicals-Diversified — 2.7%
LyondellBasell Industries NV, Class A	11,209	1,343,287
Commercial Services-Finance — 2.4%
Automatic Data Processing, Inc.	9,558	1,181,656
Computer Services — 2.4%
International Business Machines Corp.	7,102	1,162,597
Computers — 2.5%
HP, Inc.	52,813	1,231,599
Consumer Products-Misc. — 2.0%
Kimberly-Clark Corp.	8,279	968,643
Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	14,269	1,059,331
Diversified Manufacturing Operations — 5.0%
3M Co.	4,972	1,245,486
Eaton Corp. PLC	14,249	1,196,489
		2,441,975
Electronic Components-Semiconductors — 5.6%
Intel Corp.	29,018	1,396,926
Texas Instruments, Inc.	12,300	1,348,941
		2,745,867
Engines-Internal Combustion — 2.4%
Cummins, Inc.	6,417	1,206,396
Food-Misc./Diversified — 2.2%
General Mills, Inc.	18,836	1,101,718
Food-Retail — 2.8%
Kroger Co.	45,604	1,384,537
Insurance-Life/Health — 2.4%
Prudential Financial, Inc.	9,913	1,177,863
Insurance-Property/Casualty — 2.5%
Travelers Cos., Inc.	8,313	1,246,285
Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	5,831	1,084,858
Medical-Drugs — 6.6%
Bristol-Myers Squibb Co.	17,050	1,067,330
Johnson & Johnson	7,725	1,067,518
Pfizer, Inc.	30,267	1,121,089
		3,255,937
Networking Products — 2.7%
Cisco Systems, Inc.	31,648	1,314,658
Oil Refining & Marketing — 2.9%
Valero Energy Corp.	14,800	1,420,356
Retail-Building Products — 2.7%
Home Depot, Inc.	6,750	1,356,075
Retail-Consumer Electronics — 2.8%
Best Buy Co., Inc.	18,683	1,364,980
Retail-Discount — 5.6%
Target Corp.	18,639	1,402,025
Walmart, Inc.	12,891	1,374,181
		2,776,206
Retail-Drug Store — 2.1%
CVS Health Corp.	13,255	1,043,036
Retail-Regional Department Stores — 3.3%
Kohl’s Corp.	25,496	1,651,376
Semiconductor Components-Integrated Circuits — 2.7%
QUALCOMM, Inc.	19,425	1,325,756
Telephone-Integrated — 2.3%
Verizon Communications, Inc.	21,041	1,137,687
Tobacco — 4.1%
Altria Group, Inc.	15,808	1,111,935
Philip Morris International, Inc.	8,696	932,472
		2,044,407
Transport-Rail — 2.6%
Union Pacific Corp.	9,647	1,287,874
Transport-Services — 2.3%
United Parcel Service, Inc., Class B	8,807	1,121,307
Total Long-Term Investment Securities (cost $39,777,836)		48,952,921
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $440,002 collateralized by $460,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $451,652 (cost $440,000)	440,000	440,000
TOTAL INVESTMENTS (cost $40,217,836)	100.1%	49,392,921
Liabilities in excess of other assets	(0.1)	(51,020)
NET ASSETS	100.0%	$49,341,901

The following is a summary of the inputs used to value the Fund’s net assets as of  January 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$48,952,921	$—	$—	$48,952,921
Repurchase Agreements	—	440,000	—	440,000
Total Investments at Value	$48,952,921	$440,000	$—	$49,392,921

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS — January 31, 2018 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of January 31, 2018, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of January 31, 2018, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to Financial Statements for more information about a Fund’s holdings in repurchase agreements.

Note 2.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. In addition, the AIG Focused Dividend Strategy Fund owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the period ended January 31, 2018, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2017	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2018
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$138,982	$—	$17,043,143	$146,181	$532,312	$(89,941)	$1,052,993	$17,620,064
SunAmerica Equity Funds, AIG Japan Fund, Class A	88,082	648,693	10,449,695	740,653	286,630	88,429	(212,795)	10,779,352
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	150,083	—	12,349,399	155,621	409,471	8,427	25,996	12,129,972
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	37,441	—	6,408,581	40,210	204,735	(8,421)	(28,097)	6,207,538
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	111,301	—	26,807,164	122,377	818,942	(37,037)	(310,532)	25,763,030
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	67,435	—	6,699,493	70,203	204,735	6,184	18,019	6,589,164
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	39,951	639,078	8,457,166	682,352	245,683	33,207	201,470	9,128,512
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	86,000	1,520,272	27,927,147	1,617,348	818,942	125,124	2,294,743	31,145,420
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	221,753	—	27,387,339	232,830	818,942	229,271	2,058,491	29,088,989
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	46,728	—	26,049,758	57,804	818,942	(420,853)	1,642,635	26,510,402
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	334,726	105,902	19,096,636	448,381	573,259	55,821	1,494,016	20,521,595
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,167,383	13,774,634	1,172,921	409,471	95,625	307,123	14,940,832
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	1,218,684	14,916,583	1,224,222	409,471	90,860	458,734	16,280,928
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	1,053,466	13,232,807	1,059,004	409,471	(66,367)	(688,554)	13,127,419
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	185,869	6,155	13,163,535	197,563	409,471	23,705	200,530	13,175,862
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	2,843,837	29,160,664	2,854,912	818,942	185,781	(2,194,942)	29,187,473
	$1,508,351	$9,203,470	$272,923,744	$10,822,582	$8,189,419	$319,815	$6,319,830	$282,196,552

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2017	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2018
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$102,034	$—	$11,323,852	$1,268,572	$360,496	$(50,842)	$777,909	$12,958,995
SunAmerica Equity Funds, AIG Japan Fund, Class A	42,286	311,422	4,957,235	419,825	137,624	19,220	(80,349)	5,178,307
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	124,677	—	10,335,194	275,462	602,438	11,378	15,818	10,035,414
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	64,142	—	11,045,288	225,947	625,376	(25,609)	(36,676)	10,583,574
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	56,733	—	13,495,419	270,147	421,379	(27,308)	(150,359)	13,166,520
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	110,477	—	11,051,436	279,811	629,629	(18,843)	57,631	10,740,406
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	45,166	722,500	9,439,884	899,903	275,247	43,472	220,589	10,328,601
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	33,049	584,224	10,211,744	1,162,070	314,921	48,741	865,672	11,973,306
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	119,371	—	14,549,934	328,744	435,808	123,239	1,106,614	15,672,723
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	3,030	—	2,653,366	32,598	1,050,128	57,176	31,407	1,724,419
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	92,575	29,289	5,211,264	199,002	160,561	16,311	412,624	5,678,640
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,173,638	13,184,911	1,854,537	401,967	104,281	288,934	15,030,696
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	1,047,643	12,675,223	1,219,917	381,426	76,353	393,082	13,983,149
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	840,147	10,410,857	994,422	321,122	(50,948)	(552,517)	10,480,692
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	43,718	1,448	3,053,921	89,245	91,749	(2,466)	55,266	3,104,217
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	882,637	8,939,600	1,007,342	270,994	59,913	(681,499)	9,054,362
	$837,258	$5,592,948	$152,539,128	$10,527,544	$6,480,865	$384,068	$2,724,146	$159,694,021

† Includes reinvestment of distributions paid.

AIG Focused Dividend Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2017	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2018
Macy’s, Inc.	$8,976,582	$—	$299,278,374	$147,700,671	$—	$—	$170,086,628	$617,065,673

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 29, 2018

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 29, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 29, 2018